CAPITAL STOCK	3 Months Ended
Jan. 31, 2014
Accounting Policies [Abstract]
CAPITAL STOCK

On August 1, 2006, the Company issued 4,000,000 common shares at $0.001 per share to the sole director of the Company for total proceeds of $4,000.

On January 1, 2009, the Company issued 1,500,000 shares at $0.01 per share for total proceeds of $15,000 to the Company.